CONSOLIDATED BALANCE SHEETS	Dec. 31, 2020 USD ($)
Current assets:
Cash	$ 806,887
Short-term investments	32,963
Prepaid expenses and other current assets	133,022
Total current assets	972,872
Property and equipment, net	78,111
Intangible assets, net	32,637
Other assets	2,353
Total assets	1,085,973
Current liabilities:
Accounts payable	437,441
Accrued liabilities	46,201
Deferred compensation	1,398,989
Total current liabilities	1,882,631
Derivative liability	0
Total liabilities	1,882,631
Commitments and contingencies (Note 16)
Shareholders' equity (deficit):
Additional paid-in capital	51,655,168
Accumulated other comprehensive loss	(50,731)
Accumulated deficit	(52,401,095)
Total shareholders' equity	(796,658)
Total liabilities and shareholders' equity	$ 1,085,973